UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2000

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     THE CYPRESS FUNDS LLC
Address:  865 S. FIGUEROA
          SUITE 700
          LOS ANGELES, CA  90017

13 File Number: 28-7810

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      TODD MOODEY
Title:
Phone:     (213) 891-6356
Signature, Place and Date of Signing:

    TODD MOODEY LOS ANGELES, CA  90017 January 31, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    3

Form 13F Information Table Value Total:    8903

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D EXTREME NETWORKS INC USD COM   OPTIONS - PUTS   30226D1OQ     1956    50000 SH  PUT  SOLE                  50000        0        0
D EXTREME NETWORKS INC USD COM   OPTIONS - PUTS   30226D1OR     3228    82500 SH  PUT  SOLE                  82500        0        0
D PEOPLESOFT INC COM             COMMON STOCK     712713106     3719   100000 SH       SOLE                 100000        0        0
S REPORT SUMMARY                  3 DATA RECORDS                8903        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED